GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of carrying amount of goodwill

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2012	—	34,831	141,433	48,436,223	48,612,487
Exchange difference due to translation	—	69	1,448	496,017	497,534

Gross goodwill carrying amount	—	34,900	142,881	48,932,240	49,110,021
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2012	—	34,900	142,881	48,932,240	49,110,021

Gross balance as of December 31, 2012	—	34,900	142,881	48,932,240	49,110,021
Exchange difference due to translation	—	(14)	4,163	1,425,847	1,429,996

Gross goodwill carrying amount	—	34,886	147,044	50,358,087	50,540,017
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2013	—	34,886	147,044	50,358,087	50,540,017